N-2 - USD ($)			3 Months Ended
		Oct. 25, 2024	Aug. 31, 2024	May 31, 2024	Feb. 28, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Cover [Abstract]
Entity Central Index Key		0001501103
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-281241
Investment Company Act File Number		811-22473
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		2
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		6
Entity Registrant Name		Virtus Stone Harbor Emerging Markets Income Fund
Entity Address, Address Line One		101 Munson Street
Entity Address, City or Town		Greenfield
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		01301-9683
City Area Code		866
Local Phone Number		270-7788
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		true
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER TRANSACTION EXPENSES
Sales Load (as a percentage of offering price) 1	—%
Offering Expenses Borne by the Fund (as a percentage of offering price) 2	—%
Dividend Reinvestment and Cash Purchase Plan Fees 3	None
1
In the event that the securities to which this prospectus relates are sold to or through agents, underwriters or dealers, the related prospectus supplement will disclose the applicable sales load, the estimated amount of total offering expenses (which may include offering expenses borne by third parties on behalf of the Fund), the offering price and the offering expenses borne by the Fund as a percentage of the offering price.

2	Offering expenses payable by the Fund will reduce the net proceeds from this offering and will be indirectly borne by all holders of the Fund’s Common Shares.
3
There will be no brokerage charges with respect to Common Shares issued directly by the Fund under its dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the Plan Administrator, as defined below, to sell your Common Shares held in a dividend reinvestment account.

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.00%
Annual Expenses [Table Text Block]

ANNUAL EXP EN SES (as a percentage of net assets attributable to Common Shares)
Management Fees 4	1.28%
Administration Fees 4	0.13%
Interest Payments on Borrowed Funds 5	1.72%
Other Expenses 6	0.21%

Total Annual Expenses:	3.34%

4
The contractual management fee and administration fee are asset-based fees calculated using the average daily Managed Assets, as defined below, of the Fund. The calculation reflects the Fund’s use of leverage during the period. The management fee cannot exceed 1.50% of the Fund’s net assets.

5
Assumed Borrowings, as defined below, in an aggregate amount of 22% of average Managed Assets for the six months ended May 31, 2024. The expenses and rates associated with leverage may vary as and when Borrowings are made.

6	Other Expenses are based on estimated amounts for the current fiscal year.

Management Fees [Percent]	[4]	1.28%
Interest Expenses on Borrowings [Percent]	[5]	1.72%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[4]	0.13%
Other Annual Expenses [Percent]	[6]	0.21%
Total Annual Expenses [Percent]		3.34%
Expense Example [Table Text Block]
Expense Example
The following example illustrates the expenses that a shareholder would pay on a $1,000 investment that is held for the time periods provided in the table. The examples assume that all dividends and other distributions are reinvested and that the Fund’s Total Annual Expenses of 3.34% remain the same for the time periods shown. The example set forth below assumes a 5% annual rate of return. Actual annual rates of return may be greater or lesser than 5%.
The example should not be considered a representation of future expenses. Actual expenses may be greater or lesser than those shown.

4
The following example assumes a sales load of 1.00% and estimated costs of this offering of 0.25% as a percentage of the Common Shares offering price:

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return:	$46	$114	$184	$371

Expense Example, Year 01		$ 46
Expense Example, Years 1 to 3		114
Expense Example, Years 1 to 5		184
Expense Example, Years 1 to 10		$ 371
Purpose of Fee Table , Note [Text Block]		The following table is intended to assist investors in understanding the annualized fees and expenses that an investor in the Fund’s Common Shares would bear, directly or indirectly. The table is based on the Fund’s capital structure as of May 31, 2024.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		Offering expenses payable by the Fund will reduce the net proceeds from this offering and will be indirectly borne by all holders of the Fund’s Common Shares.
Other Expenses, Note [Text Block]		Other Expenses are based on estimated amounts for the current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]		The contractual management fee and administration fee are asset-based fees calculated using the average daily Managed Assets, as defined below, of the Fund. The calculation reflects the Fund’s use of leverage during the period. The management fee cannot exceed 1.50% of the Fund’s net assets.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
The following table sets forth information about the Fund’s outstanding senior securities at the end of each fiscal year for the last ten fiscal years. The Fund’s senior securities during the periods shown are comprised of borrowings that constitute a “senior security” as defined in the 1940 Act.

Senior Securities Representing Indebtedness
Fiscal Year Ended	Title of Security	Total Principal Amount Outstanding (1)	Asset Coverage Per $1,000 of Principal Amount (2)
November 30, 2023	Reverse repurchase agreements	$14,172,000	$6,215
November 30, 2022	Reverse repurchase agreements	$15,798,000	$3,493
November 30, 2021	Reverse repurchase agreements	$45,481,000	$3,312
November 30, 2020	Reverse repurchase agreements	$46,057,000	$3,545
November 30, 2019	Reverse repurchase agreements	$8,976,000	$17,290
November 30, 2018	Reverse repurchase agreements	$84,687,000	$3,019
November 30, 2017	Reverse repurchase agreements	$64,505,000	$4,632
November 30, 2016	Reverse repurchase agreements	$100,841,000	$3,161
November 30, 2015	Reverse repurchase agreements	$89,815,000	$3,558
November 30, 2014	Reverse repurchase agreements	$137,207,000	$3,136

(1)	Principal amount outstanding represents the principal amount as of the end of the relevant fiscal year owed by the Fund to counterparties under reverse repurchase agreements in place at the time.
(2)
Represents the value of net assets plus the total principal amount outstanding at the end of the period divided by the total principal amount outstanding at the end of the period, multiplied by $1,000.

Senior Securities Amount	[7]					$ 14,172,000				$ 15,798,000				$ 45,481,000	$ 46,057,000	$ 8,976,000	$ 84,687,000	$ 64,505,000	$ 100,841,000	$ 89,815,000	$ 137,207,000
Senior Securities Coverage per Unit	[8]					$ 6,215				$ 3,493				$ 3,312	$ 3,545	$ 17,290	$ 3,019	$ 4,632	$ 3,161	$ 3,558	$ 3,136
Senior Securities, Note [Text Block]

(1)	Principal amount outstanding represents the principal amount as of the end of the relevant fiscal year owed by the Fund to counterparties under reverse repurchase agreements in place at the time.
(2)
Represents the value of net assets plus the total principal amount outstanding at the end of the period divided by the total principal amount outstanding at the end of the period, multiplied by $1,000.

Senior Securities Headings, Note [Text Block]		The following table sets forth information about the Fund’s outstanding senior securities at the end of each fiscal year for the last ten fiscal years. The Fund’s senior securities during the periods shown are comprised of borrowings that constitute a “senior security” as defined in the 1940 Act.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
THE FUND’S INVESTMENTS
This section provides additional information about the Fund’s investments and certain portfolio management techniques the Fund may use. More information about the Fund’s investments and portfolio management techniques and the associated risks is included in the Statement of Additional Information.
Investment Objectives and Principal Investment Strategies
The Fund’s investment objective is to maximize total return, which consists of income on its investments and capital appreciation.
The Fund normally will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Emerging Markets Securities (the “80% policy”). “Emerging Markets Securities” include fixed income securities and other instruments (including derivatives) that are economically tied to emerging market countries, that are denominated in the predominant currency of the local market of an emerging market country or whose performance is linked to those countries’ markets, currencies, economies or ability to repay loans. A security or instrument is economically tied to an emerging market country if it is principally traded on the country’s securities markets or if the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country.
The Fund considers emerging market countries as those countries identified by the World Bank Group as being “low income economies” or which are included in a J.P. Morgan emerging market bond index. It is anticipated that the Fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund’s investments may include, among other things, sovereign debt obligations, corporate debt securities, structured notes, convertible securities, securities issued by supranational organizations, floating rate commercial loans, securitized loan participations, restricted securities, non-U.S. currencies, currency forward contracts and other foreign currency transactions, and derivatives related to or referencing these types of securities and instruments. The Fund may use derivatives to a significant extent for hedging, investment or leverage purposes. Although Emerging Markets Securities may include any derivative or other instrument that provides the Fund exposure to emerging markets, the Fund currently expects that its derivatives transactions or instruments will consist primarily of the following instruments and transactions: credit linked notes, foreign currency forward contracts, credit default swaps, interest rate swaps, total return swaps on individual securities and groups or indices of securities, and interest rate futures contracts and options. The Fund may use these instruments for hedging purposes, for leverage or otherwise to gain, or reduce, long or short exposure to emerging securities markets (for example, credit linked notes may be used to gain exposure to certain emerging markets fixed income securities). Emerging Markets Securities may be denominated in non-U.S. currencies or the U.S. dollar.
The Fund seeks income and capital appreciation through country selection, sector selection, security selection and currency selection. In selecting Emerging Markets Securities for investment, the Fund’s Subadviser will apply a market risk analysis contemplating the assessment of various factors, such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks, economic factors, currency exchange rates and technical market considerations.
The Fund may invest, without limitation, in debt securities that are rated below investment grade by a nationally recognized statistical rating organization or unrated securities that are deemed to be of comparable quality by the Fund’s Subadviser, including defaulted securities. Debt securities rated below investment grade are commonly known as “junk bonds” and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions.
The Fund’s holdings may range in maturity from overnight to 30 years or more. The Fund’s Subadviser does not manage the Fund to have a specific average maturity or duration. The Fund may also invest in currencies, money market and short-term debt securities and cash equivalents, warrants, structured investments or other derivatives, which may be used to maintain exposure of at least 80% of its net assets (plus borrowings for investment purposes) to Emerging Markets Securities. Under certain limited circumstances, the Fund may obtain substantially all of its investment exposure to Emerging Markets Securities through the use of derivatives.
The Fund intends to invest less than 50% of its assets in a single country. In addition, the Fund may invest the remainder of its assets in securities which will not be used to achieve the Fund’s 80% policy, such as shares of open- and closed-end investment companies, common stocks, bonds and convertible securities.
The Fund’s investment objective and 80% policy are non-fundamental, and may be changed without shareholder approval; however, shareholders will be notified in writing of any material changes to the investment objective or the 80% policy at least 60 days prior to any change.
The Fund may borrow from banks and other financial institutions and may also borrow additional funds through reverse repurchase agreements or the issuance of debt securities (collectively, “Borrowings”). Under normal market conditions, the Fund intends to leverage the Fund by engaging in Borrowings and/or issuing preferred shares. The aggregate amount of the Fund’s Borrowings and the liquidation value of any preferred shares will generally not exceed 33 1/3% of the Fund’s Managed Assets (as defined below) measured immediately after the transaction giving rise to the leverage. The Fund may also enter into other transactions that are not subject to this 33 1/3% threshold but that may give rise to a form of leverage including, among others, credit default swaps and other derivatives transactions, loans of portfolio securities and when-issued, delayed delivery or forward commitment transactions. Managed Assets are the average daily value of the fund’s total assets, including any assets attributable to any leverage used, minus the fund’s accrued liabilities, other than the fund liabilities incurred for any leverage.
Investment Restrictions and Policies
The Fund has adopted investment restrictions that are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding Common Shares which, as used in the Statement of Additional Information, means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of outstanding shares of the Fund. See “Additional Investment Activities and Restrictions” in the Statement of Additional Information for a complete list of the fundamental investment policies of the Fund.
Portfolio Composition
The Fund’s permitted investments include, but are not limited to:
Sovereign Debt Obligations.
Sovereign debt obligations are obligations of governmental issuers in foreign developed and emerging market countries (“Sovereign Debt Obligations”). Sovereign Debt Obligations include, but are not limited to, (i) debt securities issued or guaranteed by governments, government agencies or instrumentalities and political subdivisions, (ii) debt securities issued by government owned, controlled or sponsored entities and supranational government entities, (iii) interests in entities organized and operated for the purposes of restructuring the investment characteristics of instruments issued by any of the above issuers or (iv) participation in loans between governments and financial institutions. Supranational entities include international organizations that are organized or supported by one or more government entities to promote economic reconstruction or development and by international banking institutions and related governmental agencies. As a holder of Sovereign Debt Obligations, the Fund may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there are generally no bankruptcy proceedings similar to those in the United States by which defaulted Sovereign Debt Obligations may be collected. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities.

High Yield Securities.
The Fund may invest without limit in debt securities that are rated below investment grade (below Baa by Moody’s Investor Service, Inc. (“Moody’s”) or below BBB by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or unrated but judged by the Subadviser to be of comparable quality (“Non-Investment Grade Bonds”). Non-Investment Grade Bonds are commonly referred to as “high yield” securities or “junk bonds.” Non-Investment Grade Bonds involve a greater degree of risk (in particular, a greater risk of default) than, and special risks in addition to the risks associated with, investment grade debt obligations. While offering a greater potential opportunity for capital appreciation and higher yields, Non-Investment Grade Bonds typically entail greater potential price volatility and may be less liquid than higher-rated securities. Non-Investment Grade Bonds may be regarded as predominantly speculative with respect to the issuer’s continuing ability to make timely principal and interest payments. They also may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by one or more ratings agencies.
The market values of Non-Investment Grade Bonds tend to reflect individual developments of the issuer to a greater extent than do higher-quality securities, which tend to react mainly to fluctuations in the general level of interest rates. In addition, lower-quality debt securities tend to be more sensitive to general economic conditions. Certain emerging market governments that issue Non-Investment Grade Bonds in which the Fund may invest are among the largest debtors to commercial banks, foreign governments and supranational organizations, such as the World Bank, and may not be able or willing to make principal and/or interest payments as they come due.
Corporate Debt Securities.
The Fund may invest in debt securities of non-governmental issuers. Like all debt securities, corporate debt securities generally represent an issuer’s obligation to repay to the investor (or lender) the amount borrowed plus interest over a specified time period. A typical corporate bond specifies a fixed date when the amount borrowed (principal) is due in full, known as the maturity date, and specifies dates when periodic interest (coupon) payments will be made over the life of the security.
Corporate debt securities come in many varieties and may differ in the way that interest is calculated, the amount and frequency of payments, the type of collateral, if any, and the presence of special features (e.g., conversion rights). The Fund’s investments in corporate debt securities may include, but are not limited to, senior, junior, secured and unsecured bonds, notes and other debt securities, and may be fixed rate, floating rate, zero coupon and inflation linked, among other things. The Fund may invest in convertible bonds and warrant structures, which are fixed income securities with imbedded warrants that are exercisable into other debt or equity securities.
Bonds.
The Fund may invest in a wide variety of bonds of varying maturities issued by U.S. and foreign corporations and other business entities, governments and municipalities and other issuers. Bonds are fixed or variable/floating-rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Bonds generally are used by corporations as well as governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Some bonds are “perpetual” in that they have no maturity date.
Currency.
The Fund may engage in foreign currency exchange transactions in connection with its investments in emerging markets securities. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or in the derivatives markets, including through entering into forward, futures or options contracts to purchase or sell foreign currencies. Additional instruments that provide exposure to currencies include, but are not limited to, currency swap contracts, currency futures contracts and options on such futures contracts, purchasing put or call options on currencies in U.S. or foreign markets and other currency derivatives.
Loan Participations and Assignments.
The Fund may invest in fixed and floating rate loans arranged through private negotiations between an issuer and one or more financial institutions. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. The

Fund’s investment in participations typically will result in the Fund having a contractual relationship only with the lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower.
The purchaser of an assignment acquires direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations so acquired may differ from, and be more limited than, those held by the assigning lender. The assignability of certain loans, especially with respect to Sovereign Debt Obligations, is restricted by the governing documentation as to the nature of the assignee such that the only way in which the Fund may acquire an interest in such a loan is through a participation and not through an assignment.
Forward Foreign Currency Exchange Contracts.
The Fund may enter into forward foreign currency exchange contracts (“forward contracts”) for purposes of gaining exposure to the currency of an emerging markets or other foreign country or as a hedge against fluctuations in future foreign currency exchange rates. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial and investment banks) and their customers. A non-deliverable currency forward contract is a short-term forward contract on a foreign currency where the profit and loss is the difference between a specified exchange rate and the spot rate at the time of settlement.
At times, the Fund may enter “cross-currency” hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.
By entering a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in an underlying security transaction, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the currency which is being used for the security transaction.
Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to actually convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, do so with respect to a portion of the Fund’s assets from time to time, and investors should be aware of the costs of currency conversion. Although foreign currency exchange dealers typically do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.
The Fund may be limited in its ability to enter hedging transactions involving forward contracts by the Internal Revenue Code of 1986, as amended (the “Code”) requirements relating to qualification as a regulated investment company.
Forward contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts also may increase the Fund’s volatility and may involve a significant amount of risk relative to the investment of cash.
Options.
A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the option the obligation to buy, the underlying security, commodity, index or other instrument at the exercise price. The Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund’s purchase of a call option on a security, financial future contract, index or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option exercise period while a European style put or call option may be exercised only upon expiration. A Bermudan style put or call may be exercised on fixed dates occurring during the term of the option. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold.
Futures Contracts.
The Fund may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies, or contracts based on financial indices, including any stock index or index of government or other securities. A futures contract purchaser incurs an obligation to take delivery of a specified amount of the security, currency or other asset underlying the contract at a specified time in the future for a specified price. A seller of a futures contract incurs an obligation to deliver the specified amount of the underlying security, currency or other asset at a specified time in return for an agreed upon price. The purchase of a futures contract enables the Fund, during the term of the contract, to lock in a price at which it may purchase a security, currency or other asset and protect against a rise in prices pending purchase. The sale of a futures contract enables the Fund to lock in a price at which it may sell a security, currency or other asset and protect against declines pending sale.
Although most futures contracts call for actual delivery or acceptance of the underlying security, currency or other asset, the contracts usually are closed out before the settlement date without the making or taking of delivery. Index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the open or close of the last trading day of the contract and the futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security, currency or other asset and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security, currency or other asset and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Fund will be able to enter into a closing transaction.
Currently, securities index futures contracts can be purchased with respect to several indices on various exchanges. Differences in the securities included in the indices may result in differences in correlation of the futures contracts with movements in the value of the securities being hedged. The Fund also may invest in foreign stock index futures contracts traded outside the United States which involve additional risks, including fluctuations in foreign exchange rates, foreign currency exchange controls, political and economic instability, differences in financial reporting and securities regulation and trading, and foreign taxation issues.
In addition, the Fund may enter into financial futures contracts or purchase or sell put and call options on futures contracts as a hedge against anticipated interest rate or debt market changes, to gain exposure to a market, for duration management or for risk management purposes. Futures contracts are generally bought and sold on the exchanges where they are listed with payment of initial and variation margin as described below. The purchase of a financial futures contract creates a firm obligation by the Fund, as purchaser, to take delivery from the seller the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures contracts and Eurodollar instruments, the net cash amount). The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures contracts and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to assume the opposite position.

Futures Contracts Strategies.
When a significant market advance is anticipated, the purchase of a futures contract by the Fund affords a hedge against not participating in the advance at a time when the Fund is otherwise fully invested. Such purchase of a futures contract would serve as a temporary substitute for the purchase of individual securities, which may be purchased in an orderly fashion once the market has stabilized. As individual securities are purchased, an equivalent amount of futures contracts could be terminated by offsetting sales. The Fund may sell futures contracts in anticipation of or in a general market decline that may adversely affect the market value of the Fund’s securities. To the extent that the value of the Fund’s portfolio of securities changes in correlation with the value of the underlying security or index, the sale of futures contracts would substantially reduce the risk to the Fund of a market decline and, by so doing, provides an alternative to the liquidation of securities positions in the Fund. Ordinarily transaction costs associated with futures contracts transactions are lower than transaction costs that would be incurred in the purchase and sale of the underlying securities.
Typically, maintaining a futures contract or selling an option on a futures contract requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin), which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures contracts involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures contract position just as it would for any position. Futures contracts and options on futures contracts are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.
Because the initial margin required to maintain a futures contract is a fraction of the face value of the contract, the value of the contract can be much higher or lower than the value of the Fund’s assets used to take the position. The Fund may therefore use futures as form of leverage and may be exposed to the associated risks.
There currently are limited futures markets for certain currencies of emerging market countries, securities and indexes and the nature of the strategies adopted by Stone Harbor and the extent to which those strategies are used will depend on the development of those markets. To the extent the Fund engages in transactions in options and futures, the Fund will normally transact in options and futures that are traded on a recognized securities or futures exchange, including non-U.S. exchanges.
Structured Products.
The Fund may invest a portion of its assets in structured investments, structured notes and other types of similarly structured products consistent with the Fund’s investment objective and policies. Generally, structured investments are interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles. This type of structuring generally involves the deposit with or purchase by an entity of the underlying investments and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying investments or referencing an indicator related to such investments. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions.
Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” These factors may include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or Secured Overnight Financing Rate), referenced bonds and stock indices. Some of these factors may or may not correlate to the total rate of return on one or more underlying instruments referenced in such notes. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators.

The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments or referenced indicator could result in a relatively large loss in the value of a structured product.
Swaps.
The Fund may enter into swap transactions, such as interest rate swaps, cross currency swaps, total return swaps, and options on swaps, caps, floors or collars. A swap is a derivative in the form of an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are often calculated by reference to a specified index and agreed upon notional amount. The term “specified index” may include currencies, interest rates, prices, total return on interest rate indices, debt indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, the Fund may agree to swap the return generated by a debt index for the return generated by a second debt index. Such swaps may involve initial and final exchanges that correspond to the agreed upon national amount.
The swaps in which the Fund may engage also include rate caps, floors, collars and other combinations of options, forwards, swaps and/or futures under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.
The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund’s obligations under a swap agreement will generally be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the designation of cash or liquid securities in an amount equal to the Fund’s net obligations under the swap. These transactions are not subject to the Fund’s borrowing restrictions. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.
The Fund will engage in any swap transactions in a manner consistent with its intention to qualify as a regulated investment company under the Code.
Options on Swaps.
The Fund may engage in options on swaps for hedging purposes to manage and mitigate the credit and interest rate risks. A swap option (sometimes called a “swaption”) is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swap options. The use of swap options involves risks, including, among others, that (i) the changes in the market value of securities held by the Fund and in the swap options relating to those securities may not be proportionate, which could result in an imperfect hedge leaving the Fund economically over or under exposed to such securities, (ii) there may not be a liquid market to sell a swap option, which could result in difficulty closing a position, (iii) swap options can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate, and (iv) counterparty risk.
Credit Default Swaps.
The Fund may enter into credit default swap contracts for hedging purposes or to add investment exposure to certain securities or markets to the Fund. As the seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as an emerging market corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure to the reference instrument in the amount of the notional amount of the swap.
The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default.
If the Fund sells credit protection through a credit default swap, although the Fund may not be required to pay the par (or other agreed upon) value of the referenced debt instrument absent a default of the underlying debt obligation, a credit downgrade or other indication of financial distress with respect to the reference issuer may cause the value of the credit default swap to decrease, causing a loss to the Fund, and may also require the Fund to deposit additional margin with the counterparty, possibly requiring it to sell other assets at disadvantageous times or prices.
The market for credit default swaps has become more volatile recently as the creditworthiness of certain counterparties has been questioned and/or downgraded. If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. The Fund generally may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.
Credit-Linked Notes.
The Fund may invest in credit-linked notes, which are types of derivative instruments. A credit linked note is a synthetic obligation between two or more parties where the payment of principal and/or interest is based on the performance of some obligation (a reference obligation, such as an underlying emerging market bond). The Fund will typically be a purchaser of credit linked notes, in that it will pay the counterparty a sum of money in exchange for the right to payments corresponding to interest and principal payments actually made by the issuer of the reference obligation. In addition to credit risk and other risks of the reference obligations and interest rate risk, a purchaser of a credit linked note is subject to counterparty risk.
Leverage.
The Fund may use leverage through Borrowings and possibly through issuing preferred shares, in an aggregate amount of up to 33 1/3% of the Fund’s total assets immediately after such transactions. The Fund may also engage in other transactions that result in leverage, such as credit default swaps and other derivatives, but are not subject to this restriction.
Zero Coupon Bonds.
Certain debt securities purchased by the Fund may take the form of zero coupon bonds. A zero coupon bond is a bond that does not pay interest either for the entire life of the obligation or for an initial period after the issuance of the obligation. When held to its maturity, its return comes from the difference between the purchase price and its maturity value. A zero coupon bond is normally issued and traded at a discount from face value. Zero coupon bonds allow an issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater credit risk than bonds that pay interest currently or in cash. The Fund would be required to distribute the income on any of these instruments as it accrues, even though the Fund will not receive all of the income on a current basis or in cash. Thus, the Fund may have to sell other investments, including when it may not be advisable to do so, to make income distributions to its common shareholders.
Yankee Dollar Obligations, Eurobonds, Global Bonds.
Certain debt securities purchased by the Fund may take the forms of Yankee dollar obligations, eurobonds or global bonds. Yankee dollar obligations are dollar-

denominated obligations issued in the U.S. capital markets by foreign issuers, such as corporations and banks. A eurobond is a bond issued in a currency other than the currency of the country or market in which it is issued. Global bonds are bonds that can be offered within multiple markets simultaneously. Unlike eurobonds, global bonds can be issued in the local currency of the country of issuance.
Brady Bonds.
The Fund may invest in Brady bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady bonds may be viewed as speculative. Brady bonds acquired by the Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to realize a loss of interest or principal on any of its portfolio holdings.
Repurchase Agreements.
The Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn incremental income on temporarily available cash which would otherwise be uninvested. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the holding period. Repurchase agreements involve risks in the event of default by the other party. The Fund may enter into repurchase agreements with broker-dealers, banks and other financial institutions deemed to be creditworthy by Stone Harbor. Repurchase agreements maturing in more than seven days may be considered illiquid.
Repurchase agreements are fully collateralized by the underlying securities. The Fund pays for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement will be required to maintain the value of the underlying securities marked-to-market daily at not less than the repurchase price. The underlying securities (normally securities of emerging market countries, the U.S. government and their agencies or instrumentalities) may have maturity dates exceeding one year.
Reverse Repurchase Agreements.
The Fund may generate leverage by entering into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities to a bank or broker dealer and agrees to repurchase the securities at a mutually agreed future date and price. Generally, the effect of a reverse repurchase agreement transaction is that the Fund can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the agreement and still be entitled to the returns associated with those portfolio securities, thereby resulting in a transaction similar to a borrowing and giving rise to leverage for the Fund. The Fund will incur interest expense as a cost of utilizing reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
When-Issued and Delayed Delivery Securities.
The Fund may purchase and sell securities on a “when-issued” or “delayed delivery” basis whereby the Fund buys or sells a security with payment and delivery taking place in the future. The payment obligation and the interest rate are fixed at the time the Fund enters into the commitment. No income accrues to the Fund on securities in connection with such transactions prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. An increase in the percentage of the Fund’s assets committed to the purchase of securities on a when issued or delayed delivery basis may increase the volatility of the Fund’s net asset value (“NAV”).
Asset-Backed Securities.
Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. Payment of principal and interest may be guaranteed up to certain amounts and for certain time periods by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. These securities involve prepayment risk as well as risk that the underlying debt securities will default.
Private Placements and Restricted Securities.
The Fund may invest in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the “Securities Act”), or which are otherwise not readily marketable. These securities are generally referred to as private placements or restricted securities. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.
Rule 144A permits the Fund to sell certain restricted securities to qualified institutional buyers without limitation. However, investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.
Short Sales.
A short sale is a transaction in which the Fund sells an instrument that it does not own in anticipation that the market price will decline. The Fund may use short sales for investment purposes or for hedging and risk management purposes. The Fund may also take short positions with respect to the performance of securities, indexes, interest rates, currencies and other assets or markets through the use of derivative or forward instruments. When the Fund engages in a short sale of a security, it must borrow the security sold short and deliver it to the counterparty. The Fund may have to pay a fee to borrow particular securities and would often be obligated to pay over any payments received on such borrowed securities. The Fund’s obligation to replace the borrowed security will be secured by collateral deposited with the lender, which is usually a broker-dealer, and/or with the Fund’s custodian. The Fund may not receive any payments (including interest) on its collateral. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund may engage in so-called “naked” short sales when it does not own or have the immediate right to acquire the security sold short at no additional cost, in which case the Fund’s losses theoretically could be unlimited. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and securities being hedged if the short sale is being used for hedging purposes. The Fund may engage in short selling to the extent permitted by the 1940 Act and the rules and interpretations thereunder and other federal securities laws. If the Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so only to the extent permitted by the laws and regulations of such jurisdiction. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short by the Fund exceeds 25% of the value of its total assets.
Convertible Securities.
Convertible securities are generally issued as bonds or shares preferred stock that, at the holder’s option, may be exchanged for a fixed number of the issuer’s common shares or other equity securities.
In addition to traditional convertible securities, the Fund may invest in “exchangeable” and “synthetic” convertible securities. The Fund may also invest in traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security. “Synthetic” and “exchangeable” convertible securities are preferred stocks or debt obligations of an issuer which are combined with an equity component whose conversion value is based on the value of the common stock of a different issuer or a particular benchmark (which may include a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). In many cases, “synthetic” and “exchangeable” convertible securities are not convertible prior to maturity, at which time the value of the security is paid in cash by the issuer.
Money Market Instruments.
Money market instruments are high quality short-term debt securities. Money market instruments in which the Fund may invest may include obligations of governments, government agencies, banks,

corporations and special purpose entities including time deposits and certificates of deposit and repurchase agreements relating to these obligations. Certain money market instruments may be denominated in foreign currencies.
Common Stock.
Common stock generally represents an ownership or equity interest in an issuer, without preference over any other class of securities, including such issuer’s debt securities, preferred stock and other senior equity securities. Common stocks are entitled to the income and increase in the value of the assets and business of the issuer after all its debt obligations and obligations to preferred stockholders are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. They may or may not pay dividends, as some issuers reinvest all of their profits back into their businesses, while others pay out some of their profits to stockholders as dividends.
Preferred Stock.
Preferred stock, like common stock, represents an equity ownership in an issuer. Generally, preferred stock has a priority of claim over common stock in dividend payments and upon liquidation of the issuer. Unlike common stock, preferred stock does not usually have voting rights. Preferred stock in some instances is convertible into common stock.
Although they are equity securities, preferred stocks have characteristics of both debt and common stock. Like debt, their promised income is contractually fixed. Like common stock, they do not have rights to precipitate bankruptcy proceedings or collection activities in the event of missed payments. Other equity characteristics are their subordinated position in an issuer’s capital structure and that their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.
Distributions on preferred stock are declared by the board of directors of the issuer and may be subject to deferral, and thus may not be automatically payable. Income payments on preferred stocks may be cumulative, causing dividends and distributions to accrue even if not declared by the board or otherwise made payable, or non-cumulative, so that skipped dividends and distributions do not continue to accrue. There is no assurance that dividends on preferred stocks in which the Fund invests will be declared or otherwise made payable. The Fund is permitted to invest in non-cumulative preferred stock, although Stone Harbor will consider, among other factors, the non-cumulative nature in making any decision to purchase or sell such securities on behalf of the Fund.
Inflation Linked Bonds.
Inflation linked bonds are government-issued debt securities that offer an investor inflationary protection, by linking yields to the inflation rate.
Warrants.
Warrants give holders the right, but not the obligation, to buy common stock or fixed income securities of an issuer at a given price, usually higher than the market price at the time of issuance, during a specified period. Warrants are usually freely transferable. The risk of investing in a warrant is that the warrant may expire prior to the market value of the underlying security exceeding the price fixed by the warrant.
In particular, the Fund may seek to gain exposure to emerging markets securities through warrants, the return on which is linked to one or more securities of issuers located in emerging market countries. Purchasing warrants would entitle the Fund, upon exercise of the warrant, to receive any appreciation in the market price of its securities over approximately the market price at the time of purchase. Warrants are exercisable over specified periods.
Unrated Securities.
The Fund may purchase unrated securities (which are not rated by a rating agency) if Stone Harbor determines that the securities are of comparable quality to rated securities that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that Virtus Alternative Investment Advisers, Inc. (the “Adviser”) may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt obligations. The Fund’s success in achieving its investment objective may depend more heavily on Stone Harbor’s credit analysis to the extent that the Fund invests in below investment grade quality and unrated securities.
Collateralized Debt Obligations.
The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than the underlying securities and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CBO or CLO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify under Rule 144A under the Securities Act. CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDO securities that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Commercial Paper.
Commercial paper represents short-term unsecured promissory notes issued in bearer form by corporations such as banks or bank holding companies and finance companies. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.
U.S. Government Securities.
U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Fund’s’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association , are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Zero-Coupon Bonds, Step-Ups and Payment-In-Kind Securities.
Zero-coupon bonds pay interest only at maturity rather than at intervals during the life of the security. Like zero-coupon bonds, “step up” bonds pay no interest initially but eventually begin to pay a coupon rate prior to maturity, which rate may increase at stated intervals during the life of the security. Payment-in-kind securities (“PIKs”) are debt obligations that pay “interest” in the form of other debt obligations, instead of in cash. Each of these instruments is normally issued and traded at a deep discount from face value. Zero-coupon bonds, step-ups and PIKs allow an issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater credit risk than bonds that pay interest currently or in cash. The Fund would be required to distribute the income on these instruments as it accrues, even though the Fund will not receive the income on a current basis or in cash. Thus, the Fund may have to sell other investments, including when it may not be advisable to do so, to make income distributions to its shareholders.
Inflation-Indexed Bonds.
Inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) are fixed income securities the principal value of which is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation- indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Variable- and Floating-Rate Securities.
Variable- and floating-rate instruments are instruments that pay interest at rates that adjust whenever a specified interest rate (the “reference rate”) changes and/or that reset on predetermined dates (such as the last day of a month or calendar quarter). In addition to floating-rate loans, variable- and floating-rate instruments may include, without limitation, instruments such as catastrophe and other event-linked bonds, bank capital securities, unsecured bank loans, corporate bonds, money market instruments and certain types of mortgage-backed and other asset-backed securities. Due to their variable- or floating-rate features, these instruments will generally pay higher levels of income in a rising interest rate environment and lower levels of income as interest rates decline. For the same reason, the market value of a variable- or floating-rate instrument is generally expected to have less sensitivity to fluctuations in market interest rates than a fixed-rate instrument, although the value of a variable- or floating-rate instrument may nonetheless decline as interest rates rise and due to other factors, such as changes in credit quality or because of an imperfect correlation between the securities interest rate adjustment mechanism and the level of interest rates generally.
The Fund also may engage in credit spread trades. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two bonds or other securities, in which the value of the investment position is determined by changes in the difference between the prices or interest rates, as the case may be, of the respective securities. The Fund may also invest in inverse floating-rate debt instruments (“inverse floaters”), which are floating rate instruments whose coupon rate moves in the opposite direction from the change in the reference rate. An inverse floater may exhibit greater price volatility than a fixed-rate obligation of similar credit quality.
Hybrid Instruments.
A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.
Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Fund’s common shares if the Fund invests in hybrid instruments.
Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable.
Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s’ investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Depository Receipts.
The Fund may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and similar securities that represent interests in a company’s securities that have been deposited with a bank or trust and that trade on an exchange or over-the-counter. For example, ADRs represent interests in a non-U.S. company but trade on a U.S. exchange or over-the-counter and are denominated in U.S. dollars. These securities represent the right to receive securities of the foreign issuer deposited with the bank or trust. ADRs, EDRs and GDRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into the underlying securities, there are generally no fees imposed on the purchase or sale of these securities, other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt of corporate information about the underlying issuer and proxy disclosure may be untimely.
Other Investment Companies.
The Fund may invest in securities of other open- or closed-end investment companies, including exchange traded funds (“ETFs”) and investment companies organized under non-U.S. law, to the extent that such investments are consistent with the Fund’s investment objective, strategies and policies and permissible under the 1940 Act. The Fund may invest in other investment companies to gain broad market, sector or geographic exposure, including during periods when it has large amounts of uninvested cash or when the Adviser, believes share prices of other investment companies offer attractive values. The Fund may invest in investment companies that are advised by the Adviser, Stone Harbor, or their affiliates to the extent permitted by applicable law and/or pursuant to exemptive relief from the Securities and Exchange Commission (“SEC”). As a shareholder in an investment company, the Fund would bear its ratable share of that investment company’s expenses and would remain subject to payment of the Fund’s management fees and other expenses with respect to assets so invested. Common shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The securities of other investment companies may be leveraged, in which case the NAV and/or market value of the investment company’s shares will be more volatile than unleveraged investments.

Risk Factors [Table Text Block]
RISK FACTORS
Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Principal Risk Factors,” which is incorporated by reference herein, for a discussion of the risks of investing in the Fund.

Share Price [Table Text Block]
The following table sets forth for the quarters indicated, the high and low sale prices on the New York Stock Exchange per common share and the net asset value and the premium or discount from net asset value per share at which the common shares were trading, expressed as a percentage of net asset value, at each of the high and low sale prices provided.

Fiscal Quarter	Market Price		NAV per Common Share on Date of Market Price High and Low		Premium/(Discount) on Date of Market Price High and Low
	High	Low	High	Low	High	Low

August 31, 2024	$5.68	$5.11	$4.56	$4.53	24.56%	12.80%
May 31, 2024	$5.67	$4.81	$4.71	$4.59	20.38%	4.79%
February 28, 2024	$4.81	$4.23	$4.55	$4.44	5.71%	(4.73%)
November 30, 2023	$4.83	$3.60	$4.22	$4.26	14.45%	(15.49%)
August 31, 2023	$4.95	$4.00	$4.36	$4.01	13.53%	(0.25%)
May 31, 2023	$5.03	$3.97	$4.35	$3.99	15.63%	(0.50%)
February 28, 2023	$5.51	$4.07	$4.62	$4.22	19.26%	(3.55%)
November 30, 2022	$4.44	$3.49	$4.17	$3.56	6.47%	(1.97%)
August 31, 2022	$5.74	$4.15	$5.07	$3.68	13.21%	12.77%
May 31, 2022	$6.63	$5.10	$5.59	$4.91	18.60%	3.87%
February 28, 2022	$6.84	$6.00	$6.28	$5.64	8.92%	6.38%

Lowest Price or Bid			$ 5.11	$ 4.81	$ 4.23	3.6	$ 4	$ 3.97	$ 4.07	3.49	$ 4.15	$ 5.1	$ 6
Highest Price or Bid			5.68	5.67	4.81	4.83	4.95	5.03	5.51	4.44	5.74	6.63	6.84
Lowest Price or Bid, NAV			4.53	4.59	4.44	4.26	4.01	3.99	4.22	3.56	3.68	4.91	5.64
Highest Price or Bid, NAV			$ 4.56	$ 4.71	$ 4.55	$ 4.22	$ 4.36	$ 4.35	$ 4.62	$ 4.17	$ 5.07	$ 5.59	$ 6.28
Highest Price or Bid, Premium (Discount) to NAV [Percent]			24.56%	20.38%	5.71%	14.45%	13.53%	15.63%	19.26%	6.47%	13.21%	18.60%	8.92%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			12.80%	4.79%	(4.73%)	(15.49%)	(0.25%)	(0.50%)	(3.55%)	(1.97%)	12.77%	3.87%	6.38%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL SHARES
The following is a brief description of the Fund’s capital stock. This description does not purport to be complete and is subject to and qualified in its entirety by reference to the Fund’s amended and restated declaration of trust (the “Declaration of Trust”) and amended and restated bylaws (the “Bylaws”). The Declaration of Trust and Bylaws are each exhibits to the registration statement of which this Prospectus is a part.
Common Shares
All Common Shares offered pursuant to this Prospectus will be, upon issuance, duly authorized, fully paid and nonassessable, and will have no pre-emptive or conversion rights or rights to cumulative voting. All Common Shares offered pursuant to this Prospectus will be of the same class and will have identical rights, as described below. All shares of Common Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation.
The Fund’s Common Shares is listed on the NYSE under the trading or “ticker” symbol “EDF.” The Fund intends to hold annual meetings of stockholders so long as the Common Shares is listed on a national securities exchange and such meetings are required as a condition to such listing. The Fund must continue to meet the NYSE requirements for the Common Shares to remain listed.
Unlike open-end funds, closed-end funds, like the Fund, do not continuously offer shares and do not provide daily redemptions. Rather, if a stockholder determines to buy additional shares of Common Shares or sell shares of Common Shares already held, the stockholder may do so by trading on the NYSE through a broker or otherwise. Shares of closed-end funds may frequently trade on an exchange at prices lower than net asset value.
The market value of the Common Shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), call protection, dividend stability, portfolio credit quality, net asset value, relative demand for and supply of such Common Shares in the market, general market and economic conditions, and other factors beyond the control of the Fund. The Fund cannot provide assurances that the Common Shares will trade at a price equal to or higher than net asset value in the future. The Fund’s Common Shares is designed primarily for long-term investors, and investors in Common Shares should not view the Fund as a vehicle for trading purposes.
Each outstanding share of Common Shares entitles the holder to one vote on all matters submitted to a vote of common stockholders, including the election of trustees. Holders of fractional shares of Common Shares are entitled to a proportional fractional vote. There is no cumulative voting in the election of trustees, which means that the holders of a majority of the outstanding shares of Common Shares can elect all of the trustees then standing for election and the holders of the remaining shares of Common Shares will not be able to elect any trustees.
Preferred Shares and Other Securities
Although the Fund currently offers one class of shares, the Declaration of Trust provides that the Fund’s trustees may authorize separate classes of shares of beneficial interest. Currently, the Fund has not issued preferred shares. The Fund’s Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund having such par value and such preferences, voting powers, terms of redemption, if any, and special or relative rights or privileges (including conversion rights, if any) as the Board may determine, without the approval of shareholders.
Under the 1940 Act, the Fund is not permitted to issue preferred shares unless immediately after such issuance the market value of the total assets of the Fund’s portfolio is at least 200% of the liquidation value of the outstanding preferred shares (i.e., such liquidation value may not exceed 50% of the Fund’s average daily total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such declaration, the preferred shares of the Fund have an asset coverage of at least 200% after deducting the amount of such dividend or other distribution, as the case may be. If preferred shares are issued, the Fund intends, to the extent possible, to purchase or redeem preferred shares, from time to time, to maintain coverage of any preferred shares of at least 300%. If the Fund issues preferred shares, the holders of the preferred shares would be entitled to elect two of the trustees of the Fund. In the event the Fund failed to pay dividends on its preferred shares for two years, holders of preferred shares would be entitled to elect a majority of the trustees until the dividends are paid.
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the terms of any preferred shares may entitle the holders of preferred shares to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus redemption premium, if any, together with accrued and unpaid dividends, whether or not earned or declared and on a cumulative basis) before any distribution of assets is made to shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, the preferred shareholders would not be entitled to any further participation in any distribution of assets by the Fund.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		One Financial Plaza
Entity Address, City or Town		Hartford
Entity Address, State or Province		CT
Entity Address, Postal Zip Code		06103-2608
Contact Personnel Name		Kathryn Santoro, Esq.
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to Common Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Shares
Security Dividends [Text Block]		All shares of Common Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation.
Security Voting Rights [Text Block]		Each outstanding share of Common Shares entitles the holder to one vote on all matters submitted to a vote of common stockholders, including the election of trustees. Holders of fractional shares of Common Shares are entitled to a proportional fractional vote. There is no cumulative voting in the election of trustees, which means that the holders of a majority of the outstanding shares of Common Shares can elect all of the trustees then standing for election and the holders of the remaining shares of Common Shares will not be able to elect any trustees.
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Shares
Security Liquidation Rights [Text Block]		In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the terms of any preferred shares may entitle the holders of preferred shares to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus redemption premium, if any, together with accrued and unpaid dividends, whether or not earned or declared and on a cumulative basis) before any distribution of assets is made to shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, the preferred shareholders would not be entitled to any further participation in any distribution of assets by the Fund.

[1]	In the event that the securities to which this prospectus relates are sold to or through agents, underwriters or dealers, the related prospectus supplement will disclose the applicable sales load, the estimated amount of total offering expenses (which may include offering expenses borne by third parties on behalf of the Fund), the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
[2]	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under its dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the Plan Administrator, as defined below, to sell your Common Shares held in a dividend reinvestment account.
[3]	Offering expenses payable by the Fund will reduce the net proceeds from this offering and will be indirectly borne by all holders of the Fund’s Common Shares.
[4]	The contractual management fee and administration fee are asset-based fees calculated using the average daily Managed Assets, as defined below, of the Fund. The calculation reflects the Fund’s use of leverage during the period. The management fee cannot exceed 1.50% of the Fund’s net assets.
[5]	Assumed Borrowings, as defined below, in an aggregate amount of 22% of average Managed Assets for the six months ended May 31, 2024. The expenses and rates associated with leverage may vary as and when Borrowings are made.
[6]	Other Expenses are based on estimated amounts for the current fiscal year.
[7]	Principal amount outstanding represents the principal amount as of the end of the relevant fiscal year owed by the Fund to counterparties under reverse repurchase agreements in place at the time.
[8]	Represents the value of net assets plus the total principal amount outstanding at the end of the period divided by the total principal amount outstanding at the end of the period, multiplied by $1,000.